T. ROWE PRICE CAPITAL OPPORTUNITY FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 11.1%
Diversified Telecommunication Services 1.3%
AT&T	147,348	4,621
Verizon Communications	83,279	4,924
		9,545
Entertainment 2.1%
Activision Blizzard	32,226	1,467
Electronic Arts (1)	28,291	2,875
Fox, Class A (1)	6,491	239
Netflix (1)	18,278	6,517
Take-Two Interactive Software (1)	2,863	270
Walt Disney	31,946	3,547
		14,915
Interactive Media & Services 5.6%
Alphabet, Class A (1)	7,809	9,190
Alphabet, Class C (1)	12,661	14,855
Facebook, Class A (1)	94,670	15,781
		39,826
Media 2.1%
Altice USA, Class A	22,019	473
Charter Communications, Class A (1)	5,551	1,926
Comcast, Class A	234,833	9,389
DISH Network, Class A (1)	13,700	434
Liberty Broadband, Class C (1)	29,890	2,742
		14,964
Total Communication Services		79,250
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.3%
Aptiv	23,306	1,853
Garrett Motion (1)	2,777	41

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Magna International	11,296	550
		2,444
Automobiles 0.2%
Ferrari	5,500	736
Tesla (1)	3,132	876
		1,612
Hotels, Restaurants & Leisure 2.4%
Darden Restaurants	7,328	890
Domino's Pizza	2,043	527
Hilton Worldwide Holdings	20,147	1,675
Marriott International, Class A	13,945	1,744
McDonald's	30,699	5,830
MGM Resorts International	45,491	1,167
Restaurant Brands International	17,938	1,168
Royal Caribbean Cruises	9,538	1,093
Starbucks	21,865	1,626
Yum! Brands	14,210	1,418
		17,138
Household Durables 0.2%
NVR (1)	584	1,616
		1,616
Internet & Direct Marketing Retail 4.4%
Altaba (1)(2)	37,605	2,787
Amazon.com (1)	13,817	24,605
Booking Holdings (1)	2,382	4,156
		31,548
Multiline Retail 0.4%
Dollar General	13,895	1,658
Dollar Tree (1)	9,039	949
		2,607
Specialty Retail 2.4%
AutoZone (1)	1,174	1,202
Burlington Stores (1)	2,300	361
Home Depot	28,399	5,450

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Lowe's	21,393	2,342
O'Reilly Automotive (1)	6,058	2,352
Ross Stores	23,441	2,182
TJX	43,499	2,315
Ulta Beauty (1)	2,599	906
		17,110
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Class B	58,119	4,894
VF	9,400	817
		5,711
Total Consumer Discretionary		79,786
CONSUMER STAPLES 6.8%
Beverages 1.6%
Coca-Cola	74,671	3,499
Constellation Brands, Class A	3,070	538
Keurig Dr Pepper	39,287	1,099
PepsiCo	54,372	6,664
		11,800
Food & Staples Retailing 1.1%
Costco Wholesale	14,473	3,505
Kroger	46,595	1,146
Walmart	32,483	3,168
		7,819
Food Products 1.4%
Bunge	14,471	768
Conagra Brands	134,460	3,730
Mondelez International, Class A	77,852	3,886
Tyson Foods, Class A	21,704	1,507
		9,891
Household Products 1.4%
Kimberly-Clark	23,433	2,903
Procter & Gamble	68,645	7,143
		10,046

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tobacco 1.3%
Altria Group	73,513	4,222
Philip Morris International	60,421	5,340
		9,562
Total Consumer Staples		49,118
ENERGY 4.8%

Energy Equipment & Services 0.4%
Halliburton	62,885	1,842
Schlumberger	29,924	1,304
		3,146
Oil, Gas & Consumable Fuels 4.4%
BP, ADR	19,429	849
Cabot Oil & Gas	25,286	660
Chevron	21,836	2,690
Concho Resources	11,808	1,310
EOG Resources	20,838	1,983
Exxon Mobil	145,262	11,737
Hess	23,005	1,386
Marathon Petroleum	42,627	2,551
Occidental Petroleum	35,510	2,351
Pioneer Natural Resources	7,500	1,142
TOTAL, ADR	34,719	1,932
TransCanada	59,869	2,691
		31,282
Total Energy		34,428
FINANCIALS 12.7%

Banks 5.4%
Bank of America	122,334	3,375
Citigroup	116,122	7,225
Fifth Third Bancorp	135,998	3,430
First Republic Bank	24,287	2,440
JPMorgan Chase	109,219	11,056
KeyCorp	30,487	480
PNC Financial Services Group	12,306	1,510

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

US Bancorp	9,968	480
Wells Fargo	177,285	8,567
		38,563
Capital Markets 2.7%
Ameriprise Financial	9,095	1,165
Brookfield Asset Management, Class A	7,513	351
Cboe Global Markets	20,530	1,959
Charles Schwab	67,952	2,906
CME Group	6,806	1,120
Franklin Resources	20,858	691
Intercontinental Exchange	34,424	2,621
KKR, Class A	24,492	575
Morgan Stanley	53,138	2,242
Raymond James Financial	8,704	700
S&P Global	9,935	2,092
State Street	16,432	1,081
TD Ameritrade Holding	42,904	2,145
		19,648
Consumer Finance 0.4%
Ally Financial	26,658	733
Capital One Financial	14,121	1,153
Synchrony Financial	41,961	1,339
		3,225
Diversified Financial Services 1.5%
AXA Equitable Holdings	82,210	1,656
Berkshire Hathaway, Class B (1)	36,677	7,368
Voya Financial	30,515	1,524
		10,548
Insurance 2.7%
American International Group	91,634	3,946
Chubb	34,929	4,893
CNA Financial	7,527	326
Fidelity National Financial	10,128	370
Loews	5,235	251
Marsh & McLennan	23,984	2,252

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MetLife	57,852	2,463
Progressive	19,082	1,376
Willis Towers Watson	18,329	3,219
		19,096
Total Financials		91,080
HEALTH CARE 14.4%

Biotechnology 1.9%
Alexion Pharmaceuticals (1)	13,051	1,764
Amgen	12,918	2,454
Biogen (1)	5,486	1,297
BioMarin Pharmaceutical (1)	6,924	615
Celgene (1)	19,300	1,821
Gilead Sciences	31,978	2,079
Incyte (1)	4,756	409
Regeneron Pharmaceuticals (1)	881	362
Vertex Pharmaceuticals (1)	15,827	2,911
		13,712
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	25,064	2,004
Align Technology (1)	3,109	884
Becton Dickinson & Company	22,333	5,577
Cooper	1,457	431
Danaher	11,425	1,508
Hologic (1)	25,735	1,246
Intuitive Surgical (1)	9,643	5,502
Medtronic	20,468	1,864
Stryker	17,161	3,390
		22,406
Health Care Providers & Services 3.0%
Anthem	13,759	3,949
Centene (1)	20,755	1,102
Cigna	27,191	4,373
CVS Health	44,240	2,386
HCA Healthcare	14,642	1,909

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UnitedHealth Group	27,631	6,832
WellCare Health Plans (1)	4,001	1,079
		21,630
Life Sciences Tools & Services 0.9%
Agilent Technologies	25,723	2,067
Thermo Fisher Scientific	15,435	4,225
		6,292
Pharmaceuticals 5.5%
Allergan	12,011	1,759
Elanco Animal Health (1)	18,522	594
Eli Lilly	55,799	7,240
Johnson & Johnson	88,333	12,348
Merck	59,852	4,978
Pfizer	292,316	12,415
		39,334
Total Health Care		103,374
INDUSTRIALS & BUSINESS SERVICES 9.4%
Aerospace & Defense 2.6%
Boeing	26,148	9,973
Harris	17,910	2,860
L3 Technologies	5,019	1,036
Northrop Grumman	13,686	3,690
Textron	28,819	1,460
		19,019
Air Freight & Logistics 0.6%
FedEx	11,394	2,067
United Parcel Service, Class B	19,575	2,187
		4,254
Airlines 0.9%
Alaska Air Group	40,721	2,285
Delta Air Lines	43,514	2,248
United Continental Holdings (1)	27,477	2,192
		6,725

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Building Products 0.2%
Fortune Brands Home & Security	22,830	1,087
Resideo Technologies (1)	5,802	112
		1,199
Commercial Services & Supplies 0.6%
Stericycle (1)	36,926	2,010
Waste Connections	27,714	2,455
		4,465
Electrical Equipment 0.2%
Hubbell	9,364	1,105
		1,105
Industrial Conglomerates 2.0%
General Electric	435,923	4,355
Honeywell International	31,259	4,968
Roper Technologies	14,380	4,917
		14,240
Machinery 1.8%
Flowserve	25,536	1,153
Fortive	53,401	4,480
Illinois Tool Works	16,726	2,401
PACCAR	49,386	3,365
Stanley Black & Decker	4,300	585
Wabtec	11,082	817
		12,801
Professional Services 0.2%
TransUnion	22,748	1,520
		1,520
Road & Rail 0.3%
JB Hunt Transport Services	9,300	942
Kansas City Southern	8,032	932
		1,874
Total Industrials & Business Services		67,202

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

INFORMATION TECHNOLOGY 21.1%

Communications Equipment 1.7%
Cisco Systems	167,907	9,065
Juniper Networks	25,684	680
Motorola Solutions	17,398	2,443
		12,188
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A	28,493	2,691
Keysight Technologies (1)	4,039	352
		3,043
IT Services 5.2%
Accenture, Class A	26,546	4,673
Cognizant Technology Solutions, Class A	26,700	1,934
Fidelity National Information Services	20,514	2,320
FleetCor Technologies (1)	9,200	2,269
Global Payments	13,114	1,790
Mastercard, Class A	32,961	7,761
PayPal Holdings (1)	21,085	2,190
VeriSign (1)	4,781	868
Visa, Class A	67,958	10,614
Worldpay, Class A (1)	21,518	2,442
		36,861
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials	38,776	1,538
Broadcom	12,628	3,797
Intel	16,209	871
KLA-Tencor	15,645	1,868
Lam Research	11,490	2,057
Marvell Technology Group	21,512	428
Microchip Technology	27,180	2,255
Micron Technology (1)	70,569	2,917
NVIDIA	30,580	5,491
NXP Semiconductors	11,459	1,013
QUALCOMM	27,412	1,563

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Texas Instruments	32,651	3,463
Xilinx	12,243	1,552
		28,813
Software 6.6%
Intuit	9,474	2,477
Microsoft	242,643	28,617
Oracle	39,266	2,109
Red Hat (1)	13,781	2,518
salesforce.com (1)	19,309	3,058
Symantec	170,007	3,908
Synopsys (1)	23,895	2,752
VMware, Class A	11,712	2,114
		47,553
Technology Hardware, Storage & Peripherals 3.2%
Apple	121,027	22,989
		22,989
Total Information Technology		151,447
MATERIALS 2.5%

Chemicals 2.0%
Air Products & Chemicals	18,523	3,537
CF Industries Holdings	2,557	105
DowDuPont (1)	200	7
DowDuPont	93,777	4,999
Linde PLC	6,970	1,226
PPG Industries	16,137	1,822
RPM International	13,383	777
Sherwin-Williams	3,618	1,558
Valvoline	12,721	236
		14,267
Containers & Packaging 0.4%
Avery Dennison	11,700	1,322
International Paper	19,510	903
Sealed Air	24,090	1,109
		3,334

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Metals & Mining 0.1%
Southern Copper	10,325	410
		410
Total Materials		18,011
REAL ESTATE 2.1%
EQUITY REAL ESTATE INVESTMENT TRUSTS 2.1%
American Tower, REIT	9,240	1,821
AvalonBay Communities, REIT	5,648	1,134
Crown Castle International, REIT	4,506	577
Equity Residential, REIT	21,191	1,596
JBG SMITH Properties, REIT	8,465	350
Prologis, REIT	39,782	2,862
Public Storage, REIT	4,690	1,021
Regency Centers, REIT	13,573	916
Simon Property Group, REIT	6,649	1,211
SL Green Realty, REIT	11,394	1,025
Vornado Realty Trust, REIT	14,154	955
Weyerhaeuser, REIT	47,563	1,253
Total Real Estate		14,721
UTILITIES 3.4%

Electric Utilities 1.9%
Duke Energy	14,637	1,317
Entergy	18,628	1,782
Evergy	20,316	1,179
Eversource Energy	19,244	1,365
NextEra Energy	29,996	5,799
Southern	46,322	2,394
		13,836
Gas Utilities 0.1%
Atmos Energy	7,864	810
		810
Multi-Utilities 1.1%
NiSource	97,934	2,807

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy	37,775	4,754
		7,561
Water Utilities 0.3%
American Water Works	22,322	2,327
		2,327
Total Utilities		24,534
Total Common Stocks (Cost $432,284)		712,951
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 2.49% (3)(4)	3,385,541	3,386
		3,386

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 2.41%, 6/13/19 (5)	181,000	180
		180

Total Short-Term Investments (Cost $3,566)		3,566

Total Investments in Securities 99.9%
(Cost $435,850)		$716,517
Other Assets Less Liabilities 0.1%		439
Net Assets 100.0%		$716,956

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Seven-day yield
(4) Affiliated Companies
(5) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 18 S&P 500 E-Mini Index contracts	6/19	2,554		$20
Net payments (receipts) of variation margin to date				(5)

Variation margin receivable (payable) on open futures
contracts				$15

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
March 31, 2019 (Unaudited)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Short-Term Fund		$—		$—	$	—++
T. Rowe Price Treasury Reserve
Fund		—		—		18
Totals	$	—#		$—		$18+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		3/31/19
T. Rowe Price Short-Term
Fund	$—		¤	¤$		—
T. Rowe Price Treasury
Reserve Fund	2,187		¤	¤		3,386
$3,386^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,386.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$712,951$	— $	— $	712,951
Short-Term Investments	3,386	180	—	3,566
Total Securities	716,337	180	—	716,517
Futures Contracts	15	—	—	15
Total	$716,352$	180$	— $	716,532